Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2024
Prepaid expenses and other assets
Prepaid expenses and other assets

7. Prepaid expenses and other current assets

Prepaid expenses and other current assets of EUR 16,271k (2023: EUR 23,763k) include prepayments for future service agreements and material in the amount of EUR 792k (2023: EUR 1,075k), deferred charges of EUR 5,233k (2023: EUR 5,463k) and receivables of EUR 4,749k (2023: EUR 4,344k). As of December 31, 2024, we had tax receivables, mainly VAT refund claims, of EUR 5,498k in other current assets (2023: EUR 12,881k).